Fees Summary	Sep. 29, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 6,732.38
Total Fee Amount	6,732.38
Total Transaction Valuation	48,750,000.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A